Transaction with Related Parties, Pavimar Shipping Co. (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Party [Abstract]
Management fees		$ 440	$ 274	$ 274
Due to manager		173	$ 9
Related Party [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member]
Transactions with Related Party [Abstract]
Management fees		359
Due to manager		$ 173
Additional period for payment of management fee after termination of agreement		3 months
Termination fee		$ 584
Liability claim per vessel		1,000
Related Party [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member] | Voyage Expenses [Member]
Transactions with Related Party [Abstract]
Commercial management commissions		68
Related Party [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member] | Vessels [Member]
Transactions with Related Party [Abstract]
Vessel sale and purchase commissions		178
Related Party [Member] | Pavimar Shipping Co. [Member] | Services Agreement [Member]
Transactions with Related Party [Abstract]
Management fees		$ 13
Service agreement fee	$ 2